RELATED-PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
OLD PlayStudios, Inc.
Schedule of related party transactions

	March 31,	December 31,
	2021	2020	Financial Statement Line Item
Marketing Agreement	$1,000	$1,000	Intangibles, net
Marketing Agreement	$20,000	$20,000	Accrued liabilities

	December 31,
	2020	2019	Financial Statement Line Item
Marketing Agreement	$1,000	$1,000	Intangibles, net
Marketing Agreement	$20,000	$—	Accrued liabilities

	Year Ended December 31,
	2020		2019	2018	Financial Statement Line Item
Marketing Agreement		$20,000	$—	$—	Restructuring expense
Marketing Agreement		$319	$—	$—	Cost of revenue
King Agreement	$		$7,312	$1,294	Net revenues